FAIR VALUE MEASUREMENT (Tables)	9 Months Ended
Sep. 30, 2012
FAIR VALUE MEASUREMENT
Financial assets and liabilities measured at fair value within the fair value hierarchy

	Total	Level 1	Level 2	Level 3
Financial assets:
Cash equivalents and short-term investments(i)	$11,473	$—	$11,473	$—
Available-for-sale securities(ii)	92,150	92,150	—	—
Trade receivables(iii)	77,044	—	77,044	—
Fair value of derivative financial instruments(iv)	3,613	—	3,613	—

	$184,280	$92,150	$92,130	$—

  (i)
  Fair value approximates the carrying amounts of cash equivalents and short-term investments due to their short-term nature (classified within Level 2 of the fair value hierarchy).

  (ii)
  Available-for-sale securities are recorded at fair value using quoted market prices (classified within Level 1 of the fair value hierarchy).

  (iii)
  Trade receivables from provisional invoices for concentrate sales are valued using quoted forward rates derived from observable market data based on the month of expected settlement (classified within Level 2 of the fair value hierarchy).

  (iv)
  Derivative financial instruments are recorded at fair value using external broker-dealer quotations (classified within Level 2 of the fair value hierarchy).